UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400

         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     February 07, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $149,935 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101       48    22900 SH       SOLE                        0        0    22900
AMERICAN INTL GROUP INC        COM              026874107      216     3727 SH       SOLE                        0        0     3727
AUTOMATIC DATA PROCESSING IN   COM              053015103     5159   131430 SH       SOLE                        0        0   131430
AUTOZONE INC                   COM              053332102      210     2970 SH       SOLE                        0        0     2970
BEMIS INC                      COM              081437105     5023   101205 SH       SOLE                        0        0   101205
BIOMET INC                     COM              090613100     5297   184811 SH       SOLE                        0        0   184811
BP PLC                         SPONSORED ADR    055622104      275     6760 SH       SOLE                        0        0     6760
BRISTOL MYERS SQUIBB CO        COM              110122108     4143   178967 SH       SOLE                        0        0   178967
CARDINAL HEALTH INC            COM              14149Y108     4854    82011 SH       SOLE                        0        0    82011
CHEVRONTEXACO CORP             COM              166764100      245     3683 SH       SOLE                        0        0     3683
CISCO SYS INC                  COM              17275r102     5095   388955 SH       SOLE                        0        0   388955
COCA COLA CO                   COM              191216100      299     6830 SH       SOLE                        0        0     6830
COMPUTER SCIENCES CORP         COM              205363104     4377   127050 SH       SOLE                        0        0   127050
CONAGRA FOODS INC              COM              205887102    10128   404972 SH       SOLE                        0        0   404972
CVS CORP                       COM              126650100     4265   170790 SH       SOLE                        0        0   170790
Dodge & Cox Stock Fund         EQ MF            256219106     2306    26185 SH       SOLE                        0        0    26185
Dreyfus Appreciation           EQ MF            261970107     2282    73157 SH       SOLE                        0        0    73157
EXXON MOBIL CORP               COM              30231G102      955    27346 SH       SOLE                        0        0    27346
FEDERAL SIGNAL CORP            COM              313855108     4842   249310 SH       SOLE                        0        0   249310
FRANKLIN RES INC               COM              354613101     4327   126965 SH       SOLE                        0        0   126965
GENERAL ELEC CO                COM              369604103      232     9530 SH       SOLE                        0        0     9530
Harbor Capital Appreciation    EQ MF            411511504     2121   104952 SH       SOLE                        0        0   104952
Harbor International Fund      EQ MF            411511306      270    10039 SH       SOLE                        0        0    10039
HEWLETT PACKARD CO             COM              428236103     4348   250455 SH       SOLE                        0        0   250455
HOME DEPOT INC                 COM              437076102     4191   174900 SH       SOLE                        0        0   174900
ILLINOIS TOOL WKS INC          COM              452308109     5094    78533 SH       SOLE                        0        0    78533
INTEL CORP                     COM              458140100      173    11100 SH       SOLE                        0        0    11100
INTERNATIONAL BUSINESS MACHS   COM              459200101      469     6053 SH       SOLE                        0        0     6053
JOHNSON & JOHNSON              COM              478160104      213     3960 SH       SOLE                        0        0     3960
MCDONALDS CORP                 COM              580135101     4118   256070 SH       SOLE                        0        0   256070
MEDTRONIC INC                  COM              585055106     6135   134542 SH       SOLE                        0        0   134542
MERCK & CO INC                 COM              589331107     5717   100985 SH       SOLE                        0        0   100985
MICROSOFT CORP                 COM              594918104     5112    98872 SH       SOLE                        0        0    98872
Mutual Beacon                  EQ MF            628380305     2242   198258 SH       SOLE                        0        0   198258
OLD POINT FINL CORP            COM              680194107      204     8295 SH       SOLE                        0        0     8295
PFIZER INC                     COM              717081103     4657   152343 SH       SOLE                        0        0   152343
Royce Premier                  EQ MF            780905600     2824   300709 SH       SOLE                        0        0   300709
SHERWIN WILLIAMS CO            COM              824348106     5014   177490 SH       SOLE                        0        0   177490
SIGMA ALDRICH CORP             COM              826552101     4830    99170 SH       SOLE                        0        0    99170
STATE STR CORP                 COM              857477103     4367   111966 SH       SOLE                        0        0   111966
SUNGARD DATA SYS INC           COM              867363103     4281   181705 SH       SOLE                        0        0   181705
SYSCO CORP                     COM              871829107     4825   161983 SH       SOLE                        0        0   161983
TARGET CORP                    COM              87612E106      356    11875 SH       SOLE                        0        0    11875
VALSPAR CORP                   COM              920355104     2650    59971 SH       SOLE                        0        0    59971
Vanguard Index 500             EQ MF            922908108     3620    44609 SH       SOLE                        0        0    44609
Vanguard International Growth  EQ MF            921910204      260    21350 SH       SOLE                        0        0    21350
WAL MART STORES INC            COM              931142103     4599    91043 SH       SOLE                        0        0    91043
Wasatch Small Cap Growth Fund  EQ MF            936772102     2667   102421 SH       SOLE                        0        0   102421